Related Party Transactions (Details Narrative)		12 Months Ended
	Mar. 24, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 CHF (SFr)
Related Party Transaction [Line Items]
Annual base salary		$ 396,142	$ 135,153
Shareholder loans		8,123,835	$ 50,057,013
Unsecured shareholder loans		$ 8,123,835
Convertible Shareholder Loan Agreements [Member]
Related Party Transaction [Line Items]
Shareholder loans | £				£ 1,500,000
Bank facility | £				£ 2,800,000
Unsecured shareholder loans | SFr					SFr 2,000,000
Justin Floyd [Member]
Related Party Transaction [Line Items]
Annual base salary	$ 500,000
Relocation payment	$ 200,000
Percentage of annual base salary	100.00%
Equity compensation	$ 4,000,000
Justin Floyd [Member] | IPO [Member]
Related Party Transaction [Line Items]
Equity compensation	3,000,000
Soumaya Hamzaoui [Member]
Related Party Transaction [Line Items]
Annual base salary	$ 450,000
Percentage of annual base salary	90.00%
Equity compensation	$ 2,100,000
Soumaya Hamzaoui [Member] | IPO [Member]
Related Party Transaction [Line Items]
Equity compensation	2,000,000
Hans Kunz [Member]
Related Party Transaction [Line Items]
Annual director fee	55,000
Additional fee amount	75,000
Options to acquire ordinary shares	95,000
Nikolaus Senn [Member]
Related Party Transaction [Line Items]
Annual director fee	55,000
Options to acquire ordinary shares	$ 95,000